FINANCIAL RISK MANAGEMENT	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

NOTE 28 — FINANCIAL RISK MANAGEMENT

The Company’s activities expose it to certain financial risks mainly related to:

➢	market risk (currency risk, interest rate risk and price risk);
➢	credit risk, and
➢	liquidity risk.

The board of directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The board has established the risk committee, which is responsible for developing and monitoring the Company’s risk management policies. The committee reports quarterly to the board of directors on its activities.

The Group’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities.

The Group’s board of directors oversees how management monitors compliance with the risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

Market risk

Interest rate risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk.

The debt of the Company is comprised of different instruments, which bear interest at either fixed or floating interest rates. The ratio of fixed and floating rate instruments in the loan portfolio is monitored and managed, by incurring either variable rate bank loans or fixed rate bonds as necessary. Interest rate swaps are also used where appropriate, in order to convert borrowings into either variable or fixed, in order to manage the composition of the ratio. Interest rates on all borrowings compare favorably with those rates available in the market.

The Company policy with regards to financial assets, is to invest cash at floating rates of interest and to maintain cash reserves in short-term investments in order to maintain liquidity, while also achieving a satisfactory return for shareholders.

Foreign currency risk

The Company is exposed to foreign currency risk as a result of certain transactions and borrowings which are denominated in foreign currencies. Exchange rate exposures are managed within approved policy parameters utilizing foreign forward exchange contracts where necessary. The foreign currencies in which the Company deals primarily are US Dollars, Singapore Dollars, Indonesian Rupees and South African Rands.

Credit risk

Credit risk arises from the potential default of a counterparty to an agreement or financial instrument, resulting in financial loss. The Company is exposed to credit risk in its operating activities (mainly in connection with trade receivables) and financial activities, including deposits with banks and other financial institutions and other financial instruments contracted.

To mitigate risks associated with trade receivables, management makes use of credit approvals, limits and monitoring, and only deals with reputable counterparties with consistent payment histories. Sufficient collateral or guarantees are also obtained when necessary. Each counterparty is analyzed individually for creditworthiness before terms and conditions are offered. The analysis involves making use of information submitted by the counterparties as well as external bureau data (where available). Counterparty credit limits are in place and are reviewed and approved by credit management committees. The exposure to credit risk and the creditworthiness of counterparties is continuously monitored.

Credit loss allowances for expected credit losses are recognized for all debt instruments except those measured at fair value through profit or loss. Credit loss allowances are also recognized for loan commitments and financial guarantee contracts. For trade receivables and contract assets which do not contain a significant financing component, the loss allowance is determined as the lifetime expected credit losses of the instruments. For all other trade receivables, contract assets and lease receivables, IFRS 9 permits the determination of the credit loss allowance by either determining whether there was a significant increase in credit risk since initial recognition or by always making use of lifetime expected credit losses. Management has chosen as an accounting policy, to make use of lifetime expected credit losses. Management does therefore not make the annual assessment of whether the credit risk has increased significantly since initial recognition for trade receivables, contract assets or lease receivables.

Liquidity risk

The Company is exposed to liquidity risk, which is the risk that the Company will encounter difficulties in meeting its obligations as they become due.

The Company manages its liquidity risk by effectively managing its working capital, capital expenditure and cash flows. The financing requirements are met through a mixture of cash generated from operations, loans payable and convertible debt. Committed borrowing facilities are available for meeting liquidity requirements and deposits are held at central banking institutions.

NOTE 30 — FINANCIAL RISK MANAGEMENT

The Company’s activities expose it to certain financial risks mainly related to:

●	market risk (currency risk, interest rate risk and price risk);
●	credit risk, and
●	liquidity risk.

The board of directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The board has established the risk committee, which is responsible for developing and monitoring the Company’s risk management policies. The committee reports quarterly to the board of directors on its activities.

The Group’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities.

The Group’s board of directors oversees how management monitors compliance with the risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

Market risk

Interest rate risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk.

The debt of the Company is comprised of different instruments, which bear interest at either fixed or floating interest rates. The ratio of fixed and floating rate instruments in the loan portfolio is monitored and managed, by incurring either variable rate bank loans or fixed rate bonds as necessary. Interest rate swaps are also used where appropriate, in order to convert borrowings into either variable or fixed, in order to manage the composition of the ratio. Interest rates on all borrowings compare favorably with those rates available in the market.

The Company policy with regards to financial assets, is to invest cash at floating rates of interest and to maintain cash reserves in short-term investments in order to maintain liquidity, while also achieving a satisfactory return for shareholders.

Foreign currency risk

The Company is exposed to foreign currency risk as a result of certain transactions and borrowings which are denominated in foreign currencies. Exchange rate exposures are managed within approved policy parameters utilizing foreign forward exchange contracts where necessary. The foreign currencies in which the Company deals primarily are US Dollars, Singapore Dollars, Indonesian Rupees and South African Rands.

Credit risk

Credit risk arises from the potential default of a counterparty to an agreement or financial instrument, resulting in financial loss. The Company is exposed to credit risk in its operating activities (mainly in connection with trade receivables) and financial activities, including deposits with banks and other financial institutions and other financial instruments contracted.

To mitigate risks associated with trade receivables, management makes use of credit approvals, limits and monitoring, and only deals with reputable counterparties with consistent payment histories. Sufficient collateral or guarantees are also obtained when necessary. Each counterparty is analyzed individually for creditworthiness before terms and conditions are offered. The analysis involves making use of information submitted by the counterparties as well as external bureau data (where available). Counterparty credit limits are in place and are reviewed and approved by credit management committees. The exposure to credit risk and the creditworthiness of counterparties is continuously monitored.

Credit loss allowances for expected credit losses are recognized for all debt instruments except those measured at fair value through profit or loss. Credit loss allowances are also recognized for loan commitments and financial guarantee contracts. For trade receivables and contract assets which do not contain a significant financing component, the loss allowance is determined as the lifetime expected credit losses of the instruments. For all other trade receivables, contract assets and lease receivables, IFRS 9 permits the determination of the credit loss allowance by either determining whether there was a significant increase in credit risk since initial recognition or by always making use of lifetime expected credit losses. Management has chosen as an accounting policy, to make use of lifetime expected credit losses. Management does therefore not make the annual assessment of whether the credit risk has increased significantly since initial recognition for trade receivables, contract assets or lease receivables.

Liquidity risk

The Company is exposed to liquidity risk, which is the risk that the Company will encounter difficulties in meeting its obligations as they become due.

The Company manages its liquidity risk by effectively managing its working capital, capital expenditure and cash flows. The financing requirements are met through a mixture of cash generated from operations, loans payable and convertible debt. Committed borrowing facilities are available for meeting liquidity requirements and deposits are held at central banking institutions.